Regulatory framework (Details)	12 Months Ended
Dec. 31, 2024
ENRE No. 198/2024 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Mar. 26, 2024
Energy bill approves	Electricity rate schedules
Effective date	April 1
SE No. 92/2024 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Jun. 04, 2024
Energy bill approves	Seasonal reference prices
Effective date	May 1
ENRE No. 335/2024 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Jun. 06, 2024
Energy bill approves	Electricity rate schedules
Effective date	June 1
SE No. 192/2024 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Aug. 01, 2024
Energy bill approves	Seasonal reference prices
Effective date	August 1
ENRE No. 520/2024 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Aug. 02, 2024
Energy bill approves	Electricity rate schedules
Effective date	August 1
SE No. 234/2024 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Aug. 29, 2024
Energy bill approves	Seasonal reference prices
Effective date	September 1
ENRE No. 588/2024 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Aug. 30, 2024
Energy bill approves	Electricity rate schedules
Effective date	September 1
SE No. 283/2024 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Sep. 27, 2024
Energy bill approves	Seasonal reference prices
Effective date	October 1
ENRE No. 697/2024 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Sep. 30, 2024
Energy bill approves	Electricity rate schedules
Effective date	October 1
SCEYM No. 19/2024 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Oct. 31, 2024
Energy bill approves	Seasonal reference prices
Effective date	November 1
ENRE No. 905/2024 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Nov. 01, 2024
Energy bill approves	Electricity rate schedules
Effective date	November 1
ENRE No. 1007/2024 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Nov. 29, 2024
Energy bill approves	Electricity rate schedules
Effective date	December 1
ENRE No. 1061/2024 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Dec. 27, 2024
Energy bill approves	Electricity rate schedules
Effective date	January 1
SE No. 26/2025 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Jan. 30, 2025
Energy bill approves	Seasonal reference prices
Effective date	February 1
ENRE No. 133/2025 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Feb. 06, 2025
Energy bill approves	Electricity rate schedules
Effective date	February 1